Summary of Material Accounting Policy Information - Additional Information (Details)	1 Months Ended				12 Months Ended
	Jul. 31, 2025 USD ($)	Jan. 31, 2025 USD ($) shares	Nov. 30, 2024 USD ($) shares	Apr. 30, 2024 USD ($)	Dec. 31, 2025 USD ($) t shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Net loss					$ 92,700,000	$ 74,800,000
Net operating cash outflows					42,199,799	40,417,769	$ 36,228,423
Cash balance					79,865,999	42,557,621	78,713,885	$ 99,039,172
Net current assets					5,600,000	1,100,000
Share value					$ 117,941,785	$ 29,111,789	$ 317,088
Tax credit				$ 103,000,000
Yorkville
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Convertible notes issued	$ 100,000,000
Bottom of Range
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Number of tonnes production capacity per year | t					150,000
Ordinary Shares | Eligible Shareholders
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Share value		$ 20,200,000
Number of shares issued | shares		53,900,000
Ordinary Shares | Phillips 66 Company
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Share value		$ 5,000,000
Number of shares issued | shares		12,800,000			12,771,392
Ordinary Shares | Institutional Placement
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Share value			$ 26,600,000
Number of shares issued | shares			74,100,000